INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
15.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

Super TV, N-S Digital TV, N-S Media Investment, Guangdong Digital Media Technology Research & Development Institute Co., Ltd. (“Guangdong R&D”), N-S Investment Holdings, Joysee, Cyber Cloud and Beijing Super Movie Technology Co., Ltd. (“Super Movie”) were registered in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

Both Super TV and N-S Digital TV were qualified as “New and High-Tech Enterprise” (“NHTE”) under the Enterprise Income Tax Law effective from January 1, 2008 (the “2008 EIT law”) and therefore both of them were qualified for a preferential tax rate of 15% for a three year period. In October 2011, Super TV and N-S Digital TV renewed for NHTE qualification and both entities were qualified for another three year period.

In March 2013, Super TV obtained the “Key Software Enterprise” certificate for the tax years from 2011 to 2012 from the relevant PRC government authorities and further in December 2013, Super TV obtained such certificate for the tax years from 2013 to 2014, as a result, Super TV was entitled to a preferential income tax rate of 10% in each of those years.

N-S Media Investment, N-S Investment Holdings and Guangdong R&D were subject to the statutory tax rate of 25% in 2011, 2012, and 2013.

Joysee, Cyber Cloud and Super Movie were established in 2011, subject to the statutory tax rate of 25% in 2011, 2012, and 2013.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2011	2012	2013

Income tax expenses/(benefits)
Current	$10,344	$18,035	$(1,587)
Deferred	(582)	4,197	2,314

Total	$9,762	$22,232	$727

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2012	2013

Current deferred tax assets
Write-down of inventory value	$110	$794
Allowance for doubtful accounts	356	854
Accrued expenses	604	878
Accrued bonus	439	396
Deferred revenue-current	176	118
Government subsidies-current	—	71
Deferred cost-current	3	15
Warranty	37	47
Valuation allowance	(222)	(627)

Current deferred tax assets subtotal	1,503	2,546

Non-current deferred tax assets
Deferred revenue-non-current	172	161
Government subsidies-non-current	616	791
Intangible assets amortization	65	76
Intangible assets impairment	48	49
Deferred cost-non-current	(14)	(15)
Tax loss carry-forward deferred tax assets	4,675	4,704
Valuation allowance	(4,765)	(4,827)

Non-current deferred tax assets subtotal	$797	$939

Current deferred tax liabilities
Accrued withholding tax	(4,812)	(8,222)

Current deferred tax liabilities subtotal	$(4,812)	$(8,222)

The Group’s subsidiaries registered in the PRC have total net operating loss carry forwards of $18,816 as of December 31, 2013 which will expire on various dates between December 31, 2014 and December 31, 2018. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2011	2012	2013

Net income before provision for income taxes	$51,084	$28,410	$23,771
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	12,771	7,103	5,943
Expenses not deductible for tax purposes	230	550	574
Effect of income tax exemptions	(6,567)	(4,470)	(10,104)
Effect of income tax rate difference in other jurisdictions	1,901	1,916	233
Change in valuation allowance	1,427	1,655	467
Withholding tax relating to distributable earnings	—	14,296	3,614
Expense adjustment related to non-taxable income*	—	1,182	—

Income tax expenses	$9,762	$22,232	$727

*	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2011, 2012 and 2013, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2011	2012	2013

Increase in income tax expense	$6,567	$4,470	$10,104
Decrease in net income per share-basic	0.11	0.08	0.17
Decrease in net income per share-diluted	$0.11	$0.08	$0.17

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it from profits earned by the PRC subsidiary after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that will be subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Under the applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to an investment in a subsidiary. However, recognition is not required in situations where the tax law provides means by which reported amount of that investment in subsidiary can be recovered tax-free and the enterprise expects that it will ultimately use that means.

In November 2012, Super TV distributed its earnings generated in 2010 and 2011 of $92,779 dividend to its immediate foreign holding company, Golden Benefit, for purpose of special cash dividend distribution to shareholders of the Company. According to the interpretation of Circular No. 601 issued by the State Administration of Taxation, the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%. As a result, withholding tax of $9,278 was recorded.

Before the year 2012, the Company determined that the undistributed earnings of the Company’s subsidiaries located in the PRC would be indefinitely reinvested for use in the operation and expansion of its business within PRC and no deferred tax liability had been accrued for the PRC dividend withholding tax for the undistributed retained earnings. In 2012, the Company determines to distribute the undistributed retained earnings of the Company’s subsidiary located in the PRC without a set schedule. As a result, the Company accrued deferred tax liabilities related to withholding tax at the amount of $4,812 and $8,222 as of December 31, 2012 and 2013 respectively on the undistributed earnings generated after January 1, 2008.